                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2454

                       Oppenheimer Money Market Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/29/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER MONEY MARKET FUND, INC.
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                                                            FINAL LEGAL
                                                                 MATURITY     MATURITY      PRINCIPAL
                                                                  DATE**      DATE***        AMOUNT           VALUE
                                                                 --------   -----------   ------------   --------------
CERTIFICATES OF DEPOSIT-25.8%
YANKEE CERTIFICATES OF DEPOSIT-25.8%
Bank of Montreal, Chicago, 0.25%                                  1/28/11       1/28/11   $ 50,000,000     $ 50,000,000
Barclays Bank plc, New York, 0.439%(1)                            1/19/11       7/19/11     41,000,000       41,000,000
Credit Agricole Corporate & Investment Bank, New York Branch,
0.455%                                                            11/2/10       11/2/10     44,500,000       44,500,210
National Australia Bank, New York:
0.26%                                                            12/29/10      12/29/10     56,600,000       56,599,998
0.355%(1)                                                        11/24/10      11/24/10     50,000,000       50,000,000
Nordea Bank Finland plc, New York:
0.28%                                                              2/7/11        2/7/11     16,000,000       16,000,000
0.69%                                                            12/17/10      12/17/10     26,400,000       26,400,000
0.70%                                                            12/10/10      12/10/10     30,000,000       30,000,000
Rabobank Nederland NV, New York:
0.288%(1)                                                         1/31/11       7/29/11     16,700,000       16,700,000
0.326%(1)                                                        11/12/10       5/12/11     25,000,000       25,000,000
0.356%(1)                                                        11/26/10       6/27/11     45,000,000       45,000,000
Royal Bank of Canada, New York, 0.40%(1)                          11/1/10       8/16/11     70,000,000       70,000,000
Svenska Handelsbanken, New York, 0.29%                            2/22/11       2/22/11     28,000,000       28,000,000
Westpac Banking Corp., New York, 0.357%(1)                        11/8/10       12/7/10     32,000,000       32,000,000
                                                                                                         --------------
Total Certificates of Deposit (Cost $531,200,208)                                                           531,200,208
                                                                                                         --------------
DIRECT BANK OBLIGATIONS-7.7%
Bank of Nova Scotia, 0.25%                                       12/20/10      12/20/10     31,765,000       31,754,191
Commonwealth Bank of Australia, 0.285%(2)                         11/5/10       11/5/10     32,000,000       31,998,987
Nordea North America, Inc., 0.60%                                11/19/10      11/19/10     30,000,000       29,991,000
Royal Bank of Canada, 5.65%                                       1/20/11       7/20/11     10,326,000       10,714,056
Santander Central Hispano Finance (Delaware), Inc., 0.26%        11/12/10      11/12/10     20,000,000       19,998,411
Societe Generale North America, Inc., 0.27%                       12/1/10       12/1/10     34,400,000       34,392,260
                                                                                                         --------------
Total Direct Bank Obligations (Cost $158,848,905)                                                           158,848,905
                                                                                                         --------------
SHORT-TERM NOTES-59.1%
CAPITAL MARKETS-5.2%
BNP Paribas Finance, Inc.:
0.29%                                                             12/9/10       12/9/10      9,800,000        9,797,000
0.29%                                                            12/16/10      12/16/10     32,100,000       32,088,364
0.30%                                                             12/2/10       12/2/10     17,000,000       16,995,608
0.30%                                                            12/17/10      12/17/10     45,000,000       44,982,750
0.39%                                                             3/23/11       3/23/11      2,850,000        2,845,616
                                                                                                         --------------
                                                                                                            106,709,338
ELECTRIC UTILITIES-3.0%
Electricite De France:
0.25%(2)                                                          11/9/10       11/9/10     26,500,000       26,498,528
0.25%(2)                                                         11/18/10      11/18/10     35,000,000       34,995,868
                                                                                          ------------   --------------
                                                                                            61,500,000       61,494,396
INSURANCE-1.9%
United of Omaha Life Insurance Co.:
0.556%(1)                                                         11/1/10      12/29/10     30,000,000       30,000,000
0.556%(1)                                                         11/1/10      12/29/10      9,000,000        9,000,000
                                                                                                         --------------
                                                                                                             39,000,000

LEASING & FACTORING-5.1%
Toyota Motor Credit Corp.:
0.28%                                                            11/23/10      11/23/10     22,800,000       22,796,099
0.28%                                                             12/1/10       12/1/10     10,500,000       10,497,550
0.31%                                                             11/1/10       11/1/10     41,800,000       41,800,000
0.31%                                                            11/10/10      11/10/10     29,700,000       29,697,698
                                                                                                         --------------
                                                                                                            104,791,347
MUNICIPAL-13.6%
Alamogordo, NM Hospital Improvement & Refunding Bonds, Gerald
Champion Medical Center, Series 2007B, 0.50%(1)                   11/7/10        7/1/18      2,500,000        2,500,000
B&D Association LLP/Eye Association of Boca Raton Bonds, B&D
Assn. Project, Series 2005, 0.33%(1)                              11/7/10        4/1/30      2,590,000        2,590,000
Bremerton, WA Revenue Bonds, Kitsap Regional Conference
Center, Series 2003, 0.50%(1)                                     11/7/10       12/1/28      5,005,000        5,005,000
CA Pollution Control Financing Authority Solid Waste Disposal
Revenue Bonds, George Borba & Son Dairy Project, 0.34%(1)         11/7/10       12/1/28      3,800,000        3,800,000
Capital One Funding Corp.:
Series 1996E, 0.29%(1)                                            11/7/10        7/2/18      4,270,000        4,270,000
Series 2000D, 0.29%(1)                                            11/7/10        5/1/26      5,149,000        5,149,000
Catawba Cnty., NC Bonds, Catawba Valley Medical Center
Project, Series 2009, 0.35%(1)                                    11/7/10       10/1/34      5,400,000        5,400,000
Columbus, GA Development Authority Industrial Development
Revenue Bonds, Litho-Krome Co. Project, Series 2002, 0.45%(1)     11/7/10        8/1/22      3,525,000        3,525,000
Covington, TN Industrial Development Board Bonds, Charms Co.
Project, Series 1992, 0.38%(1)                                    11/7/10        6/1/27      2,500,000        2,500,000
Dearborn Cnty., IN Bonds, Dearborn Cnty. Hospital Project,
Series 06, 0.28%(1)                                               11/7/10        4/1/36     20,950,000       20,950,000
District of Columbia Bonds, The Pew Charitable Trust Issue,
Series 2008B, 0.28%(1)                                            11/7/10        4/1/38      4,050,000        4,050,000
Franklin, WI Solid Waste Disposal Revenue Bonds, Waste
Management of Wisconsin Project, Series 07A, 0.35%(1)             11/7/10       12/1/14      4,500,000        4,500,000
Fredericksburg, VA Economic Development Authority Bonds, Eagle
Village I, Series 2009B, 0.32%(1)                                 11/7/10        9/1/41     10,000,000       10,000,000
Fulton Cnty., GA Development Authority Bonds, Maxon Atlantic
Station LLC Project, Series 05, 0.50%(1)                          11/7/10        3/1/26      3,190,000        3,190,000
GA Ports Authority Revenue Bonds, Garden City Terminal
Project, Series 2007, 0.30%(1)                                    11/7/10        9/1/12      4,530,000        4,530,000
Gilmer Industrial Development Corp. Industrial Development
Revenue Bonds, Duoline Tech, Series 2008B, 0.33%(1)               11/7/10       12/1/38      1,255,000        1,255,000
Gulf Coast Waste Disposal Authority, TX Bonds, Republic Waste
Services of Texas Ltd., Series 2001, 0.55%(1)                     11/7/10       12/1/23      3,500,000        3,500,000
Harris Cnty., TX Industrial Development Revenue Bonds, Baytank
Houston, Inc. Project, Series 1998, 0.26%(1)                      11/7/10        2/1/20      8,000,000        8,000,000
Henrico Cnty., VA Economic Development Authority Revenue
Bonds, Bon Secours Health System, Inc., Series 08B, 0.26%(1)      11/7/10       11/1/25      6,500,000        6,500,000
IL Finance Authority Revenue Bonds, Provena Health, Series
2009C, 0.28%(1)                                                   11/7/10       8/15/44      4,700,000        4,700,000
Kansas City, MO Industrial Development Authority Revenue
Bonds, Kansas City Downtown Redevelopment, Series 2005B,
0.28%(1)                                                          11/7/10       12/1/32     13,845,000       13,845,000
Las Cruces, NM Industrial Revenue Bonds, F&A Dairy Products,
Inc. Project, Series 2008, 0.28%(1)                               11/7/10       12/1/18      6,000,000        6,000,000
MA Health & Educational Facilities Authority Bonds, Northeast
Hospital Corp., Series 2006I, 0.40%(1)                            11/7/10        7/1/36      4,400,000        4,400,000
Mansfield Industrial Development Corp., Pier 1 Imports, Inc.
Texas Project, Series 1986, 0.29%(1)                              11/7/10       11/1/26      3,200,000        3,200,000

ME Public Utility Financing Bank Public Utility Revenue Bonds,
Maine Public Service Co. Project, Series 2000, 0.33%(1)           11/7/10       10/1/25      9,000,000        9,000,000
Metro Atlana Rapid Transit Authority Revenue Bonds, Series
2000B, 0.26%(1)                                                   11/7/10        7/1/25     15,000,000       15,000,000
MO Development Finance Board Industrial Revenue Bonds, Duke
Manufacturing Co., Series 2004B, 0.50%(1)                         11/7/10       12/1/20      6,600,000        6,600,000
MO Health & Educational Facilities Authority Bonds, Deaconess
Long-Term Care of Missouri, Series 1996B, 0.24%(1)                11/7/10       12/1/16      4,920,000        4,920,000
National Geographic School Publishing, Inc. Nts., Series 2006,
0.30%(1)                                                          11/7/10        6/1/46     11,000,000       11,000,000
Newton, KS Economic Development Revenue Bonds, Medical Office
Plaza Addition, 0.60%(1)                                          11/7/10       10/1/18      1,752,000        1,752,000
NJ Healthcare Facilities Finance Authority Revenue Bonds, St.
Peter's University Hospital, Series 2000C, 0.37%(1)               11/7/10        7/1/30      4,795,000        4,795,000
Oakland University Board of Trustees General Revenue Refunding
Bonds, Series 2008, 0.28%(1)                                      11/7/10        3/1/31     12,180,000       12,180,000
Oakland-Alameda Cnty., CA Coliseum Authority Lease Revenue
Bonds, Coliseum Project, Series D, 0.29%(1)                       11/7/10        2/1/11        450,000          450,000
Olathe, KS Facilities Revenue Bonds, Cedar Lake Village, Inc.
Project, Series 2004, 0.50%(1)                                    11/7/10       12/1/29      4,740,000        4,740,000
PA Economic Development Finance Authority, PMF Industries,
Inc. Project, Series 2006 A2, 0.30%(1)                            11/7/10       12/1/16      2,630,000        2,630,000
Polk Cnty., FL Industrial Development Authority Revenue Bonds,
Watson Clinic, Series 1999, 0.38%(1)                              11/7/10       12/1/18      2,530,000        2,530,000
Porterfield Family Partners LP Bonds, Series 2004, 0.33%(1)       11/7/10        7/1/14      2,600,000        2,600,000
Richmond, VA Redevelopment Authority Bonds, Old Manchester
Project, Series 1995B, 0.33%(1)                                   11/7/10       12/1/25      1,910,000        1,910,000
Rockingham Cnty., VA Industrial Development Authority Revenue
Bonds, Sunnyside Presbyterian, Series 2003, 0.30%(1)              11/7/10       12/1/33     10,315,000       10,315,000
Savannah College of Art & Design, Inc. Bonds, Series 2004,
0.31%(1)                                                          11/7/10        4/1/24      6,600,000        6,600,000
St. Paul, MN Port Authority Revenue Refunding Bonds, Series
2009-3Z, 0.38%(1)                                                 11/7/10        6/1/24      1,575,000        1,575,000
Sterling, IL Revenue Bonds, Rock River Redevelopment Project,
Series 03, 0.33%(1)                                               11/7/10       12/1/22      3,810,000        3,810,000
Surry Cnty., VA Industrial Development Authority Bonds,
Windsor Mill Project, Series 2007, 0.44%(1)                       11/7/10        2/1/32      3,615,000        3,615,000
Taylor Cnty. Development Authority Industrial Development
Revenue Bonds, American Colloid Co., Series 2000, 0.55%(1)        11/7/10        6/1/19      2,900,000        2,900,000
Tuscaloosa Cnty., AL Industrial Development Authority, Gulf
Opportunity Zone Hunt Refining Project, Series 2009, 0.33%(1)     11/7/10        4/1/39     10,000,000       10,000,000
TX Veterans' Housing Assistance Program Fund II, Series 05D,
0.26%(1)                                                          11/7/10        6/1/26      5,540,000        5,540,000
VA Small Business Finance Authority, WoodFuels Virginia LLC
Project, Series 2009A, 0.40%(1)                                   11/7/10       10/1/24      5,000,000        5,000,000
VA Small Business Finance Authority, WoodFuels Virginia LLC
Project, Series 2009B, 0.32%(1)                                   11/7/10       10/1/24      2,800,000        2,800,000
Walton Cnty. Development Authority Industrial Development
Revenue Bonds, Walton Press, Inc., Series 2006, 0.55%(1)          11/7/10        4/1/21      3,080,000        3,080,000
Watson Clinic LLP Nts., Series 1999, 0.40%(1)                     11/7/10       12/1/18      7,300,000        7,300,000
Webster Cnty., IA Educational Facilities Revenue Bonds, St.
Edmond Project, Series 2000, 0.37%(1)                             11/7/10        7/1/20      4,020,000        4,020,000
                                                                                                         --------------
                                                                                                            280,021,000
OIL, GAS & CONSUMABLE FUELS-1.2%
Total Capital Canada, 0.47%(2)                                    1/19/11       1/19/11     26,000,000       25,972,613

PERSONAL PRODUCTS-2.6%
Reckitt Benckiser Treasury Services plc:
0.27%(2)                                                           1/6/11        1/6/11     27,000,000       26,986,635
0.28%(2)                                                           1/7/11        1/7/11     28,000,000       27,985,409
                                                                                                         --------------
                                                                                                             54,972,044
RECEIVABLES FINANCE-15.5%
Barton Capital Corp., 0.24%(2)                                    11/3/10       11/3/10     16,000,000       15,999,804
Fairway Finance Corp.:
0.32%(2)                                                          11/8/10       11/8/10     22,547,000       22,545,597
0.33%(2)                                                          11/4/10       11/4/10     29,040,000       29,039,201
Falcon Asset Securitization Co. LLC:
0.27%(2)                                                          1/10/11       1/10/11     19,100,000       19,089,973
0.27%(2)                                                          1/24/11       1/24/11     23,600,000       23,585,132
FCAR Owner Trust I, 0.28%                                        12/15/10      12/15/10      5,500,000        5,498,118
Jupiter Securitization Co. LLC, 0.32%(2)                          11/4/10       11/4/10     32,000,000       31,999,147
Market Street Funding LLC, 0.26%(2)                              11/24/10      11/24/10     13,939,000       13,936,741
Old Line Funding Corp.:
0.28%(2)                                                         12/14/10      12/14/10     77,636,000       77,610,035
0.30%(2)                                                          11/9/10       11/9/10     17,878,000       17,876,808
Ranger Funding Co. LLC, 0.25%                                    11/22/10      11/22/10     15,008,000       15,005,811
Thunder Bay Funding LLC:
0.25%(2)                                                          12/1/10       12/1/10     20,000,000       19,995,833
0.27%(2)                                                          12/3/10       12/3/10     27,717,000       27,710,348
                                                                                                         --------------
                                                                                                            319,892,548
SPECIAL PURPOSE FINANCIAL-11.0%
Crown Point Capital Co.:
0.40%                                                             11/2/10       11/2/10     15,000,000       14,999,833
0.40%                                                             11/3/10       11/3/10      5,000,000        4,999,889
0.40%                                                             11/4/10       11/4/10     15,000,000       14,999,500
0.40%                                                             12/2/10       12/2/10     16,900,000       16,894,179
0.40%                                                             12/7/10       12/7/10     13,500,000       13,494,600
FCAR Owner Trust I:
0.27%                                                            11/30/10      11/30/10     45,400,000       45,390,126
0.29%                                                             11/9/10       11/9/10      4,500,000        4,499,710
0.30%                                                             11/3/10       11/3/10     10,000,000        9,999,833
Lexington Parker Capital Co. LLC:
0.40%(2)                                                          12/3/10       12/3/10     17,700,000       17,693,707
0.40%(2)                                                          12/6/10       12/6/10     20,000,000       19,992,222
0.40%(2)                                                          12/8/10       12/8/10     41,100,000       41,083,103
0.40%(2)                                                          12/9/10       12/9/10     23,000,000       22,990,289
                                                                                                         --------------
                                                                                                            227,036,991
                                                                                                         --------------
Total Short-Term Notes (Cost $1,219,890,277)                                                              1,219,890,277
                                                                                                         --------------
U.S. GOVERNMENT AGENCIES-0.9%
Federal Home Loan Bank, 0.40%(3) (Cost $19,000,000)              11/28/11      11/28/11     19,000,000       19,000,000
                                                                                                         --------------
U.S. GOVERNMENT OBLIGATIONS-3.2%
U.S. Treasury Nts.:
0.875%                                                            2/28/11       2/28/11     23,000,000       23,038,120
0.875%                                                            3/31/11       3/31/11     11,000,000       11,019,731
0.875%                                                            4/30/11       4/30/11     11,500,000       11,519,302
4.875%                                                            7/31/11       7/31/11     10,000,000       10,333,104
5.125%                                                            6/30/11       6/30/11     10,000,000       10,309,038
                                                                                                         --------------
Total U.S. Government Obligations (Cost $66,219,295)                                                         66,219,295
                                                                                                         --------------

REPURCHASE AGREEMENTS-5.0%
Repurchase agreement (Principal Amount/Value $103,000,000,
with a maturity value of $103,001,803) with JPMorgan Chase
Bank, 0.21%, dated 10/29/10, to be repurchased at $103,001,803 on 11/1/10, collateralized by U.S. Government Agency
Mortgages, 0.00%-7%, 6/15/13-9/25/40, with a value of
$105,060,511 (Cost $103,000,000)                                  11/1/10       11/1/10    103,000,000      103,000,000
TOTAL INVESTMENTS, AT VALUE (COST $2,098,158,685)                                                101.7%   2,098,158,685
LIABILITIES IN EXCESS OF OTHER ASSETS                                                             (1.7)     (34,359,170)
                                                                                          ------------   --------------
NET ASSETS                                                                                       100.0%  $2,063,799,515
                                                                                          ============   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

* October 29, 2010 is the last business day of the Fund's quarterly period. See accompanying Notes.

** The Maturity Date represents the date used to calculate the Fund's weighted average maturity as determined under Rule 2a-7.

*** If different from the Maturity Date, the Final Legal Maturity date includes any maturity date extensions which may be effected at the option of the issuer.

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $575,585,980 or 27.89% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

(3.) When-issued security or delayed delivery to be delivered and settled after October 29, 2010. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of October 29, 2010 based on valuation input level:

                                                LEVEL 2--
                                LEVEL 1--         OTHER         LEVEL 3--
                               UNADJUSTED      SIGNIFICANT     SIGNIFICANT
                                 QUOTED        OBSERVABLE     UNOBSERVABLE
                                 PRICES          INPUTS          INPUTS           VALUE
                              ------------   --------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Certificates of Deposit       $         --   $  531,200,208        $--       $  531,200,208
Direct Bank Obligations                 --      158,848,905         --          158,848,905
Short-Term Notes                        --    1,219,890,277         --        1,219,890,277
U.S. Government Agencies                --       19,000,000         --           19,000,000
U.S. Government Obligations             --       66,219,295         --           66,219,295
Repurchase Agreements          103,000,000               --         --          103,000,000
                              ------------   --------------        ---       --------------
Total Assets                  $103,000,000   $1,995,158,685        $--       $2,098,158,685
                              ============   ==============        ===       ==============

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since October 29, 2010 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Directors.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 29, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                       WHEN-ISSUED OR
                           DELAYED
                       DELIVERY BASIS
                        TRANSACTIONS
                       --------------
Purchased securities     $19,000,000

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the collateral is required to be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/29/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund, Inc.


By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/07/2010


By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/07/2010